Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Return After Taxes on Distributions 1 Year		Class A Return After Taxes on Distributions 5 Years		Class A Return After Taxes on Distributions 10 Years		Class A Return After Taxes on Distributions Since Inception		Class A Return After Taxes on Distributions Inception Date		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class A Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	4.34%	[1]	3.60%	[1]	5.08%	[1]	4.86%	[1]	Sep. 30, 2003	[1]	2.95%	[1]	2.33%	[1]	3.52%	[1]	3.11%	[1]	Sep. 30, 2003	[1]	2.61%	[1]	2.20%	[1]	3.27%	[1]	3.05%	[1]	Sep. 30, 2003	[1]	11.85%	4.36%	5.08%	4.79%	7.56%	[2]	3.83%	[2]	4.79%	[2]	4.37%	[2]	Sep. 30, 2003	[2]	11.85%	4.36%	5.08%	4.79%	9.34%	4.48%	5.50%	5.12%	Sep. 30, 2003	11.85%	4.36%	5.08%	4.79%	9.68%	4.87%	5.81%	5.31%	Sep. 30, 2003	11.85%	4.36%	5.08%	4.79%	9.74%	4.86%	5.72%	5.26%	Sep. 30, 2003	11.85%	4.36%	5.08%	4.79%	9.50%	4.65%	5.61%	5.19%	Sep. 30, 2003	11.85%	4.36%	5.08%	4.79%

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.